Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	Income (loss) before income taxes is comprised of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
U.S.	$22,020	$330	$(53,038)
Foreign	21,812	2,278	(14,387)
	$43,832	$2,608	$(67,425)

The provision (benefit) for income taxes
The provision (benefit) for income taxes is comprised of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$342	$—	$—
State	1,093	(713)	—
Foreign	4,125	1,394	45
	5,560	681	45
Deferred:
Federal	—	(1)	(369)
State	(28)	270	1
Foreign	1,250	(558)	(3,685)
	1,222	(289)	(4,053)
Tax provision (benefit):
Federal	342	(1)	(369)
State	1,065	(443)	1
Foreign	5,375	836	(3,640)
	$6,782	$392	$(4,008)

The differences between the U.S. Federal income taxes computed at the statutory rate (35%) and the Company's income taxes for financial reporting purposes
The differences between the U.S. Federal income taxes computed at the statutory rate (35%) and the Company's income taxes for financial reporting purposes are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Statutory Federal income tax	$15,341	$913	$(23,599)
Change in unrecognized tax benefits	189	235	83
State income tax, less Federal benefit	128	(193)	—
Foreign investment in U.S. property	1,094	—	—
Tax difference on foreign earnings	(2,258)	(245)	949
Change in foreign taxes	2	156	64
Canadian withholding tax	(30)	26	45
Change in valuation allowance	(7,666)	(513)	18,050
Tax credits	(401)	(366)	(384)
Non-deductible expenses	342	280	233
Other, net	41	99	551
Income tax provision (benefit)	$6,782	$392	$(4,008)

The components of the net deferred income tax asset (liability)
The components of the net deferred income tax asset (liability) reflected in the Company's consolidated balance sheets at December 31, 2012 and 2011 were as follows (in thousands):

	Deferred Tax Assets (Liabilities)
	December 31,
	2012	2011
Deferred tax assets:
Deferred revenue	$1,044	$2,158
Depreciation and amortization	19,378	18,941
Alternative minimum tax credit carryforward	2,124	1,782
Net operating loss carryforwards	75,873	84,413
Research and development tax credit carryforward	1,078	1,055
Accrued expenses and other	8,572	8,349
Total deferred tax assets	108,069	116,698

Deferred tax liabilities:
Depreciation and amortization	(2,791)	(973)
Intangible assets	(6,595)	(8,315)
Unrealized gain on marketable securities	—	(92)
Deferred expenses and other	(577)	(571)
Total deferred tax liabilities	(9,963)	(9,951)

Valuation allowance:
Beginning balance	(108,066)	(107,490)
Decrease (increase) during the period	7,574	(576)
Total valuation allowance	(100,492)	(108,066)

Net deferred tax liability	$(2,386)	$(1,319)

Deferred income taxes have been classified in the Consolidated Balance Sheet as:
Deferred income tax asset	$84	$56
Deferred income tax liability	(2,470)	(1,375)
Net deferred income tax liability	$(2,386)	$(1,319)

A reconciliation of the beginning and ending gross unrecognized tax benefits
A reconciliation of the beginning and ending gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance at beginning of year	$6,016	$6,151	$5,545
Additions based on prior year tax positions	—	—	310
Foreign currency translation	134	(135)	296
Balance at end of year	$6,150	$6,016	$6,151